Pension Benefits - Components of Net Periodic Pension Cost Relating to Benefit Plans (Detail) (Net period pension cost [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net period pension cost [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 8,800	$ 9,768	$ 9,921
Interest cost	4,975	4,974	4,392
Expected return on plan assets	(5,333)	(5,688)	(5,270)
Amortization of net actuarial loss	7,148	1,484	1,980
Plan settlement	(3,332)	973
Other	557	425	577
Net cost	$ 12,815	$ 11,936	$ 11,600